Share-Based Awards Plan - Additional Information of Baidu, Inc. (Detail) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 $ / shares	Dec. 31, 2017 CNY (¥) shares
Parent Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of voting power	10.00%	10.00%
The weighted-average grant-date fair value of restricted shares granted during respective years	$ 1,977.57
Parent Company | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 62	¥ 403	¥ 143		¥ 200
Total fair value of options vested	30	¥ 195	225		149
Unrecognized share-based compensation cost	$ 91						¥ 592
A weighted-average vesting period over which the deferred cost is expected to be recognized	2 years 9 months 18 days	2 years 9 months 18 days
The weighted-average grant-date fair value of options granted during respective years	$ 747.45			$ 659.70		$ 790.00
Parent Company | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost	$ 813						¥ 5,300
A weighted-average vesting period over which the deferred cost is expected to be recognized	2 years 10 months 25 days	2 years 10 months 25 days
Total fair value of shares vested during respective years, restricted shares	$ 317	¥ 2,100	¥ 1,100		¥ 701
The weighted-average grant-date fair value of restricted shares granted during respective years	$ 1,977.57			$ 1,755.90		$ 1,979.30
Parent Company | Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term	4 years	4 years
Parent Company | Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term	2 years	2 years
Parent Company | Employee Holding No More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted	10 years	10 years
Parent Company | Employee Holding More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted	5 years	5 years
Parent Company | Employee Holding More Than Ten Percent Voting Power | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the fair market value of the entity's ordinary shares	110.00%						110.00%
Parent Company | 2008 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance | shares	3,428,777						3,428,777
Parent Company | 2008 Plan | Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term	4 years	4 years
Parent Company | 2008 Plan | Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term	2 years	2 years
iQIYI
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost	$ 73						¥ 476
A weighted-average vesting period over which the deferred cost is expected to be recognized	2 years 9 months 18 days	2 years 9 months 18 days